UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21842

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
 -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
 -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           ---------------

                       Date of fiscal year end: OCTOBER 31
                                                ------------------

                     Date of reporting period: JULY 31, 2007
                                              -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                                  STATED         MARKET
     VALUE                                 DESCRIPTION                              COUPON   MATURITY        VALUE
--------------   ---------------------------------------------------------------    ------   --------   ---------------
ASSET-BACKED SECURITIES - 87.3%
$    1,500,000   ABCLO Ltd.
                    Series 2007-1A, Class D (a) (b) ............................     9.27%   04/15/21   $     1,196,250
     4,220,679   ACE Securities Corp., Home Equity Loan Trust
                    Series 2004-HE4, Class M11 (a) .............................     8.82%   12/25/34         2,725,546
     3,000,000   ACE Securities Corp., Home Equity Loan Trust
                    Series 2007-HE4, Class M8 (a) ..............................     7.82%   05/25/37         2,250,000
     5,000,000   ACLC Business Loan Receivables Trust
                    Series 1998-2, Class B (b) .................................     6.85%   04/15/20         4,746,017
     2,499,845   ACLC Business Loan Receivables Trust
                    Series 1999-2, Class B (b) .................................     8.75%   01/15/21         2,513,464
     1,499,907   ACLC Business Loan Receivables Trust
                    Series 1999-2, Class D (b) .................................     9.35%   01/15/21         1,511,493
     3,510,996   Argent Securities Inc.
                    Series 2004-PW1, Class M10 (a) (b) .........................     8.09%   06/25/34           993,303
     2,000,000   Asset Backed Securities Corp.
                    Home Equity Loan Trust, Series 2005-HE2,
                    Class M8 (a) (b) ...........................................     7.82%   02/25/35         1,823,655
     5,847,201   Atherton Franchisee Loan Funding
                    Series 1999-A, Class A2 (b) ................................     7.23%   04/15/12         5,949,909
     2,300,000   BankAmerica Manufactured Housing
                    Contract Trust II, Series 1997-1, Class B1 .................     6.94%   06/10/21         1,081,000
     5,103,000   Bear Stearns Asset Backed Security Trust
                    Series 2007-HE3, Class M9 (a) ..............................     7.57%   04/25/37         4,107,915
     2,404,000   Bear Stearns Second Lien Trust
                    Series 2007-1, Class 2B1 (a) ...............................     8.32%   08/25/37         1,497,993
     2,000,000   Bear Stearns Second Lien Trust
                    Series 2007-1, Class 2M6 (a) ...............................     8.32%   08/25/37         1,540,000
     3,000,000   BNC Mortgage Loan Trust
                    Series 2007-2, Class B1 (a) (b) ............................     7.82%   05/25/37         2,340,000
     2,000,000   BNC Mortgage Loan Trust
                    Series 2007-3, Class B2 (a) (b) ............................     7.82%   07/25/37         1,480,000
       716,053   Bombardier Capital Mortgage
                    Securitization Corp., Series 1999-B,
                    Class A3 ...................................................     7.18%   12/15/15           468,877
     5,413,119   Captec Franchise Trust
                    Series 1999-1, Class D (a) (b) .............................     8.64%   01/25/13         1,695,202
     2,301,000   Citigroup Mortgage Loan Trust, Inc.
                    Series 2003-HE3, Class M4 (a) ..............................     8.32%   12/25/33         1,792,275
     4,670,453   Conseco Finance Securitizations Corp.
                    Series 1999-6, Class M1 (a) (b) ............................     7.96%   06/01/30           382,771
     1,700,000   Conseco Finance Securitizations Corp.
                    Series 2001-3, Class M1 (a) ................................     7.15%   05/01/33           873,100
     3,000,000   Conseco Finance Securitizations Corp.
                    Series 2002-2, Class M2 (a) ................................     9.16%   03/01/33         2,714,221
     3,775,971   EMAC Owner Trust, LLC
                    Series 1998-1, Class A3 (b) ................................     6.63%   01/15/25         3,742,223
     3,953,021   EMAC Owner Trust, LLC
                    Series 2000-1, Class A1 (a) (b) ............................     6.54%   01/15/27         3,045,062
     4,702,102   EMAC Owner Trust, LLC
                    Series 2000-1, Class A2 (a) (b) ............................     6.54%   01/15/27         3,575,067


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                                  STATED         MARKET
     VALUE                                 DESCRIPTION                              COUPON   MATURITY        VALUE
--------------   ---------------------------------------------------------------    ------   --------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
$    3,000,000   Encore Credit Receivables Trust
                    Series 2005-4, Class M11 (a) (b) ...........................     7.82%   01/25/36   $     1,500,000
     1,588,046   FMAC Loan Receivables Trust
                    Series 1996-B, Class A2 (a) (b) ............................     6.32%   11/15/18         1,196,065
     1,520,000   FMAC Loan Receivables Trust
                    Series 1997-A, Class B (b) .................................     7.66%   04/15/19         1,528,664
    17,043,935   FMAC Loan Receivables Trust
                    Series 1997-C, Class AX (a) (b) ............................     2.97%   12/15/19         1,193,075
     6,000,000   FMAC Loan Receivables Trust
                    Series 1998-CA, Class A3 (b) ...............................     6.99%   09/15/20         5,255,482
     1,744,908   Green Tree Financial Corp.
                    Series 1995-6, Class B1 ....................................     7.70%   09/15/26         1,585,082
     2,291,642   Green Tree Financial Corp.
                    Series 1996-6, Class B1 ....................................     8.00%   09/15/27           621,290
     2,000,000   Green Tree Financial Corp.
                    Series 1997-3, Class M1 ....................................     7.53%   03/15/28         1,509,648
     8,500,000   Green Tree Financial Corp.
                    Series 1998-6, Class M1 ....................................     6.63%   06/01/30         5,100,000
     1,000,000   Green Tree Financial Corp.
                    Series 1998-8, Class M1 ....................................     6.98%   09/01/30           637,185
    19,245,197   Green Tree Financial Corp.
                    Series 1999-4, Class M1 ....................................     7.60%   05/01/31         2,632,175
    24,569,654   Green Tree Financial Corp.
                    Series 1999-5, Class M1 ....................................     8.05%   03/01/30         3,674,065
    11,000,000   GreenPoint Manufactured Housing
                    Contract Trust, Series 1999-5, Class M2 ....................     9.23%   12/15/29         6,122,681
     4,000,000   Halyard Multi Asset CBO I, Ltd.
                    Series 1A, Class B (a) (b) .................................     6.76%   03/24/10         3,080,000
     9,317,203   Helios Series I Multi Asset CBO, Ltd.
                    Series 1A, Class C (a) (b) .................................     8.11%   12/13/36         3,726,881
     4,000,000   Home Equity Mortgage Trust
                    Series 2007-2, Class M4 (a) ................................     7.82%   06/25/37         2,000,000
     3,086,972   IMC Home Equity Loan Trust
                    Series 1997-3, Class B .....................................     7.87%   08/20/28           843,265
     4,542,493   IMC Home Equity Loan Trust
                    Series 1997-5, Class B .....................................     7.59%   11/20/28         2,238,049
     2,000,000   Independence lll CDO, Ltd.
                    Series 3A, Class C1 (a) (b) ................................     7.85%   10/03/37         1,140,000
     2,100,000   Liberty Square CDO, Ltd.
                    Series 2001-1X, Class C (a) (b) ............................     7.47%   04/15/13         1,779,750
     1,873,379   Longhorn CDO Ltd.
                    Series 1, Class C (a) (b) ..................................    11.61%   05/10/12         1,648,574
    16,333,000   Madison Avenue Manufactured Housing
                    Contract Trust, Series 2002-A, Class B2 (a) ................     8.57%   03/25/32         5,055,514
     8,506,000   Merit Securities Corp.
                    Series 13, Class M2 (c) ....................................     8.65%   12/28/33         3,317,340
     2,500,000   Merrill Lynch Mortgage Investors Trust
                    Series 2006-SL1, Class B4 (b) (c) ..........................     7.50%   09/25/36           625,000
       791,842   Morgan Stanley ABS Capital I Inc.
                    Series 2004-NC5, Class B4 (a) (b) ..........................     7.80%   05/25/34           577,130


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                                  STATED         MARKET
     VALUE                                 DESCRIPTION                              COUPON   MATURITY        VALUE
--------------   ---------------------------------------------------------------    ------   --------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
$    5,000,000   North Street Referenced Linked Notes
                    Series 2000-1A, Class B (a) (b) ............................     6.41%   04/28/11   $     4,303,125
     7,000,000   North Street Referenced Linked Notes
                    Series 2000-1A, Class D1 (a) (b) ...........................     7.96%   04/28/11         3,504,375
     1,788,584   Oakwood Mortgage Investors, Inc.
                    Series 1999-B, Class M1 ....................................     7.18%   12/15/26           413,888
     2,617,117   Oakwood Mortgage Investors, Inc.
                    Series 2001-C, Class A3 ....................................     6.61%   02/15/21         1,647,734
     3,000,000   Oakwood Mortgage Investors, Inc.
                    Series 2002-B, Class M1 ....................................     7.62%   06/15/32         1,273,857
     4,000,000   Park Place Securities, Inc.
                    Series 2004-WCW1, Class M9 (a) (b) .........................     8.82%   09/25/34         2,445,061
     5,250,000   Park Place Securities, Inc.
                    Series 2005-WCH1, Class M10 (a) ............................     7.82%   01/25/36         4,279,563
     1,500,000   Pebble Creek LCDO Ltd.
                    Series 2007-2A, Class E (a) (b) ............................     8.60%   06/22/14         1,153,485
     4,250,618   Pegasus Aviation Lease Securitization III
                    Series 2001-1A, Class A3 (a) (b) ...........................     6.00%   03/10/14         3,615,682
     4,000,000   Rosedale CLO Ltd.
                    Series I-A, Class II (b) ...................................     0.00%   07/24/21         3,000,000
     1,000,000   Signature 5 Ltd.
                    Series 5A, Class C (b) .....................................    12.56%   10/27/12           980,000
     1,304,000   Soundview Home Equity Loan Trust
                    Series 2006-OPT1, Class M9 (a) (b) .........................     7.82%   03/25/36           867,160
     1,884,000   Soundview Home Equity Loan Trust
                    Series 2007-OPT3, Class M10 (a) (b) ........................     7.82%   08/25/37         1,542,819
     3,000,000   Structured Asset Securities Corp.
                    Series 2002-HF2, Class M3 (a) ..............................     7.32%   07/25/32         1,817,929
     1,203,286   Structured Asset Securities Corp.
                    Series 2004-S3, Class M9 (c) (d) ...........................     6.00%   11/25/34           607,328
     5,032,000   Structured Asset Securities Corp.
                    Series 2005-S6, Class B2 (a) (b) ...........................     7.82%   11/25/35           474,057
     3,527,000   Structured Asset Securities Corp.
                    Series 2007-BC3, Class B1 (a) (b) ..........................     7.82%   05/25/47         2,824,905
     2,000,000   Structured Asset Securities Corp.
                    Series 2007-OSI, Class M10 (a) .............................     7.82%   06/25/37         1,644,375
       913,000   UCFC Manufactured Housing Contract
                    Series 1996-1, Class M (a) .................................     7.90%   01/15/28           783,520
     2,000,000   UCFC Manufactured Housing Contract
                    Series 1998-3, Class M1 ....................................     6.51%   01/15/30           840,000
     3,000,000   Wilbraham CBO Ltd.
                    Series 1A, Class A2 (a) (b) ................................     6.05%   07/13/12         2,700,000
                                                                                                        ---------------
                 TOTAL ASSET-BACKED SECURITIES ......................................................       153,351,121
                 (Cost $159,032,373)                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
     3,985,835   Countrywide Alternative Loan Trust
                    Series 2005-56, Class B4 (a) (b) ...........................     6.57%   11/25/35         2,560,899
     3,138,513   Countrywide Alternative Loan Trust
                    Series 2006-OA2, Class B2 (a) ..............................     7.57%   05/20/46         1,955,686


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                                  STATED         MARKET
     VALUE                                 DESCRIPTION                              COUPON   MATURITY        VALUE
--------------   ---------------------------------------------------------------    ------   --------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
$    1,430,960   Countrywide Home Loans, Inc., Pass-Through
                    Certificates, Series 2004-23, Class B4 (a) .................     6.57%   11/25/34   $     1,244,935
     3,000,000   Deutsche Securities ALT-A Securities, Inc.
                    Mortgage Loan Trust, Series 2007-OA4,
                    Class M10 (a) ..............................................     8.32%   08/25/47         2,320,470
     2,043,324   HarborView Mortgage Loan Trust
                    Series 2004-2, Class B5 (a) ................................     6.32%   06/19/34         1,818,559
     1,594,970   HarborView Mortgage Loan Trust
                    Series 2004-8, Class B5 (a) ................................     6.57%   11/19/34         1,419,523
     4,149,468   Washington Mutual Pass-Through Certificates
                    Series 2006-AR2, Class B13 (a) (b) .........................     6.10%   04/25/46         2,614,165
     1,392,843   Washington Mutual Pass-Through Certificates
                    Series 2006-AR4, Class B13 (a) (b) .........................     6.25%   05/25/46           877,491
     3,484,584   Washington Mutual Pass-Through Certificates
                    Series 2006-AR4, Class B14 (a) (b) .........................     6.25%   05/25/46           662,071
                                                                                                        ---------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ..........................................        15,473,799
                 (Cost $14,928,985)                                                                     ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
     1,000,000   Banc of America Large Loan, Inc.
                    Series 2005-MIB1, Class L (a) (b) ..........................     8.32%   03/15/22           974,018
       337,758   CS First Boston Mortgage Securities Corp.
                    Series 1995-WF1, Class G (a) (b) ...........................     8.57%   12/21/27           339,831
    17,741,710   FannieMae-ACES
                    Series 1998-M7, Class N, IO (a) (e) (f) ....................     0.80%   05/25/36           363,403
       955,269   GE Capital Commercial Mortgage Corp.
                    Series 2000-1, Class G (a) (b) .............................     6.13%   01/15/33           864,865
   102,362,728   Government National Mortgage Association
                    Series 2001-44, Class IO, IO (a) (f) .......................     0.65%   07/16/41         2,514,336
    41,230,424   Government National Mortgage Association
                    Series 2003-59, Class XA, IO (a) (f) .......................     0.92%   06/16/34         3,604,595
     4,949,025   LB-UBS Commercial Mortgage Trust
                    Series 2001-C7, Class S (b) ................................     5.87%   11/15/33         2,376,009
     5,000,000   Morgan Stanley Capital I Inc.
                    Series 2003-IQ5, Class O (b) ...............................     5.24%   04/15/38         1,958,316
                                                                                                        ---------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED
                    SECURITIES ......................................................................        12,995,373
                 (Cost $16,365,028)                                                                     ---------------

CORPORATE BONDS AND NOTES - 17.0%
     3,000,000   Americast Technologies (b) ....................................    11.00%   12/01/14         2,970,000
     1,000,000   Broadview Networks Holdings, Inc. (b) .........................    11.38%   09/01/12         1,015,000
     1,500,000   Broadview Networks Holdings, Inc. (b) .........................    11.38%   09/01/12         1,522,500
     1,000,000   Coleman Cable Inc .............................................     9.88%   10/01/12         1,045,000


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                                  STATED         MARKET
     VALUE                                 DESCRIPTION                              COUPON   MATURITY        VALUE
--------------   ---------------------------------------------------------------    ------   --------   ---------------
CORPORATE BONDS AND NOTES - (CONTINUED)
$    2,500,000   Dayton Superior Corp. .........................................    13.00%   06/15/09   $     2,506,250
     3,000,000   Interdent Service Corp. .......................................    10.75%   12/15/11         2,775,000
     1,000,000   International Coal Group Inc. .................................    10.25%   07/15/14           875,000
     3,000,000   Key Plastics LLC (b) ..........................................    11.75%   03/15/13         2,865,000
     1,500,000   Lexington Precision Corp. Units (g) ...........................    12.00%   08/01/09         1,200,000
     2,500,000   MSX International UK, MXS International
                    Business Service FR/MXS International
                    GmBH (b) ...................................................    12.50%   04/01/12         2,487,500
     1,000,000   PNA Intermediate Holding Corp. (a) (b) ........................    12.36%   02/15/13         1,020,000
     4,833,000   Rafealla Apparel Group, Inc ...................................    11.25%   06/15/11         4,663,845
     2,603,000   Sheridan Group, Inc ...........................................    10.25%   08/15/11         2,642,045
     2,500,000   The Restaurant Company ........................................    10.00%   10/01/13         2,187,500
                                                                                                        ---------------

                 TOTAL CORPORATE BONDS AND NOTES ....................................................        29,774,640
                 (Cost $30,773,473)                                                                     ---------------

STRUCTURED NOTES - 7.6%
     5,000,000   Babson CLO Ltd.
                    Series 2005-1A, Subordinated Note (b) ......................       N/A   04/15/19         4,350,000
     1,000,000   Flagship CLO
                    Series 2005-4I, Subordinated Note (b) ......................       N/A   06/01/17           827,500
    10,000,000   Kenmore Street Synthetic CDO
                    Series 2006-1A, (a) (b) ....................................    10.36%   04/30/14         4,700,000
     6,500,000   MM Community Funding III
                    Series 3A, Subordinated Note (b) ...........................       N/A   05/01/32         3,510,000
                                                                                                        ---------------

                 TOTAL STRUCTURED NOTES .............................................................        13,387,500
                 (Cost $14,559,375)                                                                     ---------------

                                                                                                             MARKET
    SHARES                                 DESCRIPTION                                                       VALUE
--------------   ------------------------------------------------------------------------------------   ---------------
PREFERRED SECURITIES - 8.3%
     3,000,000   AMMC CLO V Ltd. (a) (b) ............................................................         2,160,000
     2,000,000   Babson CLO Ltd. (a) (b) ............................................................         1,440,000
       350,000   Independence III CDO, Ltd., Series 3A, Class PS (a) (b) ............................           525,000
     2,000,000   Preferred Term Securities XXV, Ltd. (b) ............................................         1,972,500
     4,775,000   Pro Rata Funding Ltd., Inc. (a) (b) ................................................         3,820,000
     2,000,000   Soloso CDO Ltd., Series 2005-1 (a) (b) .............................................         1,712,500
     3,000,000   White Marlin CDO Ltd., Series AI (b) ...............................................         3,000,000
                                                                                                        ---------------

                 TOTAL PREFERRED SECURITIES .........................................................        14,630,000
                 (Cost $15,382,750)                                                                     ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

                                                                                                             MARKET
                                           DESCRIPTION                                                       VALUE
                 ------------------------------------------------------------------------------------   ----------------
                 TOTAL INVESTMENTS - 136.4% .........................................................   $   239,612,433
                 (Cost $251,041,984) (h)
                 LOAN OUTSTANDING - (43.8)% .........................................................       (77,000,000)
                 NET OTHER ASSETS AND LIABILITIES - 7.4% ............................................        13,077,474
                                                                                                        ---------------
                 NET ASSETS - 100.0% ................................................................   $   175,689,907
                                                                                                        ===============

----------
(a) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2007.

(b) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor. At July 31, 2007, these securities amounted to $138,780,871 or 79.0% of net assets.

(c) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2007.

(d) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C- Restricted Securities).

(e)   ACES - Alternative Credit Enhancement Securities

(f)   IO - Interest only

(g)   The issuer is in default. Income is not being accrued.

(h)   Aggregate cost for federal income tax and financial reporting purposes.

N/A   Not applicable


Page 6          See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act, normally to qualified institutional buyers. As of July 31, 2007, the Fund held a restricted security as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such security be registered. This security is valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and is not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for this issuer.

                                                                CARRYING
                                                                  VALUE                      07/31/07
                                    ACQUISITION    PRINCIPAL    PER SHARE      CURRENT        MARKET       % OF
SECURITY                                DATE         VALUE       07/31/07   CARRYING COST     VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.
   Series 2004-S3, Class M9,
   6.00%, 11/25/34                    04/21/06    $ 1,203,286    $ 50.47    $   1,070,750   $ 607,328      0.34%
                                                  ===========               =============   =========      ====

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2007 (UNAUDITED)

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of July 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,683,073, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,112,624.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.